Consortia (partnerships) in E&P activities (Tables)	12 Months Ended
Dec. 31, 2025
Consortia Partnerships In Ep Activities
Schedule of production referring to petrobras's participatio

Field	Location	Petrobras interest	Partners interest	Petrobras production portion in 2025 (mboed)	Regime
Tupi	Santos basin pre-salt	65%	Shell - 25% Petrogal - 10%	672	Concession
Búzios ECO	Santos basin pre-salt	85%	CNODC - 10% CNOOC - 5%	594	Production sharing
Mero	Santos basin pre-salt	40%	TotalEnergies - 20% Shell - 20% CNODC - 10% CNOOC – 10%	244	Production sharing
Roncador	Campos basin	75%	Equinor - 25%	76	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell - 30% Repsol Sinopec - 25%	67	Concession
Berbigão (1)	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	51	Concession
Atapu ECO	Santos basin pre-salt	52.5%	Shell - 25% TotalEnergies - 22.5%	32	Production sharing
Sépia ECO	Santos basin pre-salt	30%	TotalEnergies - 28% Petronas - 21% Qatar - 21%	26	Production sharing
Tartaruga Verde	Campos basin	50%	Petronas - 50%	19	Concession
Sépia Leste	Santos basin pre-salt	80%	Petrogal - 20%	18	Concession
Total				1,799
(1) Petrobras’ share of production considers the Berbigão and Sururu fields as unified as of February 2025, in accordance with ANP’s decision . However, this decision is being contested in an arbitration proceeding (note 20.3).

Schedule of reimbursements payable relating to the execution

	2025	2024
Opening balance	577	462
Additions (write-offs) of assets	(220)	230
Payments made	(285)	(1)
Other (income) and expenses	241	16
Translation adjustments	96	(130)
Closing balance	409	577